Equity (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands						1 Months Ended	12 Months Ended
	Sep. 01, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Mar. 30, 2020 shares	Jul. 10, 2018 HKD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	May 04, 2022 $ / shares	Nov. 09, 2021 $ / shares shares	Jul. 08, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Jan. 04, 2021 shares	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jul. 10, 2018 $ / shares	Jul. 10, 2018 $ / shares
Equity (Details) [Line Items]
Ordinary shares	22,500,000	336,001		531,005		318,601,222			3,050,701		33,333,334	2,000,000	40,000,000	1,327,514	500,000,000	318,601,222
Share price | (per share)						$ 0.0001									$ 0.0001			$ 0.01
Authorized share capital (in Dollars)					$ 380,000		¥ 762,080
Stock Issued During Period, Shares, New Issues					38,000,000	500,000,000
Repurchased ordinary shares						47,035										47,035
Price per share | (per share)	$ 0.3										$ 0.6	$ 1	$ 1			$ 0.01
Converted ordinary shares				48,391,607
Transaction description									on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of Holdco. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.
Issued and outstanding ordinary shares percentage							1.00%	1.00%	1.00%
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.0001							$ 0.003			$ 0.0001	$ 0.0001	0.0001
Common stock issued								11,371,444	1,895,819
Common stock share outstanding								11,371,444	1,895,819
Warrant outstanding									12,705,000
Reduced exercise price (in Dollars per share) | $ / shares			$ 1.4
Warrant description	The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in this offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full.						The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 Warrants as part of the tender offer. In addition, 2,629,812 Warrants to purchase Ordinary Shares were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 Ordinary Shares. The Company offered its existing loyal Warrant holders the opportunity to exercise their Warrants at $1.40 from the initial Warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding Warrants were exercised in the tender offer.	The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 Warrants as part of the tender offer. In addition, 2,629,812 Warrants to purchase Ordinary Shares were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 Ordinary Shares. The Company offered its existing loyal Warrant holders the opportunity to exercise their Warrants at $1.40 from the initial Warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding Warrants were exercised in the tender offer.
Agent fees (in Dollars) | $								$ 5,730,000
Purchase of warrants		336,001
Warrant exercise price (in Dollars per share) | $ / shares		$ 2.5											$ 1
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares													40,000,000
Price per share | $ / shares													$ 1
Ordinary share par value (in Dollars per share) | $ / shares													0.0001
Minimum [Member]
Equity (Details) [Line Items]
Price per share | $ / shares								$ 3					1
Maximum [Member]
Equity (Details) [Line Items]
Price per share | $ / shares								$ 11.5					$ 2.5
Forecast [Member]
Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares										$ 0.003
Meten International [Member]
Equity (Details) [Line Items]
Share price | $ / shares																	$ 0.01
Stock Issued During Period, Shares, New Issues					47,035
Merger agreement [Member]
Equity (Details) [Line Items]
Ordinary shares				318,601,222
EdtechX [Member]
Equity (Details) [Line Items]
Ordinary shares				1,971,505
Investment cost (in Dollars) | $								$ 20,000
Share purchase								2,000,000